Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties
23.
TRANSACTIONS WITH RELATED PARTIES

Balances and transactions between the companies and its subsidiaries which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Besides information disclosed elsewhere in the other notes, details of transactions between the Company and other related parties are disclosed as follows.

a.
Related party name and category

Related Party Name	Related Party Category

Other	Key Management Personnel

b.
Loans from related parties

Interest expense

	For the year ended December 31
Related Party Category/Name	2021	2022	2023
Related party in substance / JANK Howden Pty Ltd	$45,522	$—	$—
Key Management Personnel / Others	4,552	—	—
	$50,074	$—	$—

The loans from the related parties were repaid on March 22, 2021.

c.
Compensation of Key Management Personnel

	For the year ended December 31
Related Party Category/Name	2021	2022	2023
Short-term employee benefits	$2,881,215	$2,783,668	$3,115,619
Post-employment benefits	112,095	332,037	140,332
Share-based payments recognized	2,048,669	1,926,199	2,256,528
	$5,041,979	$5,041,904	$5,512,479

The remuneration of directors and key executives was determined by the remuneration committee based on the performance of individuals and market trends. In addition, the remuneration of non-executive directors was $219,628, $242,782 and $280,417 for the years ended December 31, 2021, 2022, and 2023, respectively.